Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Balanced II
Transamerica Bond
Transamerica Floating Rate
Transamerica High Yield Bond
Transamerica Intermediate Bond
Transamerica Multi-Managed Balanced
Transamerica Short-Term Bond
* * *
Transamerica Balanced II
Effective immediately, the seventh paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund is deleted entirely and replaced as follows:
In managing the fund’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the fund. The fixed-income sub‑adviser’s research analysts also integrate ESG matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the fixed-income sub‑adviser’s investment process. The fixed-income sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Transamerica Bond
Effective immediately, the third paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environments and global asset classes and proprietary “bottom‑up” research of sectors, industries, issuers and individual securities. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement and relative value of markets and securities prices worldwide. In its proprietary “bottom‑up” research of corporate and sovereign debt and other fixed-income securities, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser uses this combined “top‑down” and
“bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Transamerica Floating Rate
Effective immediately, the second paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of sectors, industries and securities. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that the sub‑adviser believes affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, collateral and covenants specific to individual issuers and loans. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for credit issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
Effective immediately, the following sentence is added to the end of the fourth paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Floating Rate” in the applicable Prospectuses relating to the fund:
The fund may invest no more than 10% of its net assets in asset‑backed securities (including collateralized loan obligations (“CLO”s)), and no more than 5% of its net assets in asset‑backed securities that are rated below investment grade.
* * *
Transamerica High Yield Bond
Effective immediately, the third paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub‑adviser believes affect the movement of markets and securities prices worldwide. This “top‑down” analysis assists the sub‑adviser in analyzing fund risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for credit issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Transamerica Intermediate Bond
Effective immediately, the third paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate, government and agency debt, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve, and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Transamerica Multi-Managed Balanced
Effective immediately, the eighth paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
In managing the fund’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the fund. The fixed-income sub‑adviser’s research analysts also integrate ESG matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the fixed-income sub‑adviser’s investment process. The fixed-income sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Transamerica Short-Term Bond
Effective immediately, the following sentence is added to the end of the third paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Short-Term Bond” in the applicable Prospectuses relating to the fund:
The sub‑adviser considers emerging market countries as countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.
Effective immediately, the fourth paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica Balanced II
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Balanced II
* * *
Transamerica Balanced II
Effective immediately, the seventh paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund is deleted entirely and replaced as follows:
In managing the fund’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the fund. The fixed-income sub‑adviser’s research analysts also integrate ESG matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the fixed-income sub‑adviser’s investment process. The fixed-income sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Bond
* * *
Transamerica Bond
Effective immediately, the third paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environments and global asset classes and proprietary “bottom‑up” research of sectors, industries, issuers and individual securities. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement and relative value of markets and securities prices worldwide. In its proprietary “bottom‑up” research of corporate and sovereign debt and other fixed-income securities, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser uses this combined “top‑down” and
“bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica Floating Rate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Floating Rate
* * *
Transamerica Floating Rate
Effective immediately, the second paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of sectors, industries and securities. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that the sub‑adviser believes affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, collateral and covenants specific to individual issuers and loans. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for credit issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
Effective immediately, the following sentence is added to the end of the fourth paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Floating Rate” in the applicable Prospectuses relating to the fund:
The fund may invest no more than 10% of its net assets in asset‑backed securities (including collateralized loan obligations (“CLO”s)), and no more than 5% of its net assets in asset‑backed securities that are rated below investment grade.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica High Yield Bond
* * *
Transamerica High Yield Bond
Effective immediately, the third paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub‑adviser believes affect the movement of markets and securities prices worldwide. This “top‑down” analysis assists the sub‑adviser in analyzing fund risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for credit issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica Intermediate Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Intermediate Bond
* * *
Transamerica Intermediate Bond
Effective immediately, the third paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate, government and agency debt, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve, and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Multi-Managed Balanced
* * *
Transamerica Multi-Managed Balanced
Effective immediately, the eighth paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
In managing the fund’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the fund. The fixed-income sub‑adviser’s research analysts also integrate ESG matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the fixed-income sub‑adviser’s investment process. The fixed-income sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Short-Term Bond
* * *
Transamerica Short-Term Bond
Effective immediately, the following sentence is added to the end of the third paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Short-Term Bond” in the applicable Prospectuses relating to the fund:
The sub‑adviser considers emerging market countries as countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.
Effective immediately, the fourth paragraph under “Principal Investment Strategies” in the applicable Prospectuses and Summary Prospectuses relating to the fund is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022